Guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2015
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2015 (CHF million)
Credit guarantees and similar instruments	2,916	744	284	458	4,402	4,193		25	1,729
Performance guarantees and similar instruments	4,295	1,992	627	85	6,999	6,100		78	3,144
Securities lending indemnifications	0	0	0	0	0	0		0	0
Derivatives [2]	23,529	10,061	3,149	1,450	38,189	38,189		755	–	[3]
Other guarantees	3,958	552	447	522	5,479	5,474		52	3,533
Total guarantees	34,698	13,349	4,507	2,515	55,069	53,956		910	8,406
2014 (CHF million)
Credit guarantees and similar instruments	2,495	733	257	601	4,086	3,846		30	1,657
Performance guarantees and similar instruments	4,899	1,284	1,203	106	7,492	6,625		43	3,188
Securities lending indemnifications	12,257	0	0	0	12,257	12,257		0	12,257
Derivatives [2]	24,599	6,157	986	1,816	33,558	33,558		954	–	[3]
Other guarantees	3,592	791	233	397	5,013	5,007		44	2,805
Total guarantees	47,842	8,965	2,679	2,920	62,406	61,293		1,071	19,907
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Lease commitments
Lease commitments
Lease commitments (CHF million)
2016	564
2017	547
2018	518
2019	483
2020	458
Thereafter	3,461
Future operating lease commitments	6,031
Less minimum non-cancellable sublease rentals	202
Total net future minimum lease commitments	5,829

Rental expenses for operating leases
Rental expense for operating leases
in	2015	2014	2013
Rental expense for operating leases (CHF million)
Minimum rental expense	558	572	642
Sublease rental income	(92)	(81)	(85)
Total net expenses for operating leases	466	491	557

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Collateral received
2015 (CHF million)
Irrevocable commitments under documentary credits	4,022	4	3	0	4,029	3,935		2,468
Irrevocable loan commitments [2]	33,890	45,365	44,759	13,639	137,653	133,833		63,276
Forward reverse repurchase agreements	48	0	0	0	48	48		48
Other commitments	450	124	29	169	772	771		6
Total other commitments	38,410	45,493	44,791	13,808	142,502	138,587		65,798
2014 (CHF million)
Irrevocable commitments under documentary credits	4,722	11	1	0	4,734	4,575		2,769
Irrevocable loan commitments [2]	30,023	32,781	46,490	10,996	120,290	115,502		56,959
Forward reverse repurchase agreements	8,292	0	0	0	8,292	8,292		8,292
Other commitments	736	768	43	223	1,770	1,770		0
Total other commitments	43,773	33,560	46,534	11,219	135,086	130,139		68,020
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 98,495 million and CHF 100,905 million of unused credit limits as of December 31, 2015 and 2014, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2015 (CHF million)
Credit guarantees and similar instruments	2,908	743	285	451	4,387	4,178		24	1,727
Performance guarantees and similar instruments	4,201	1,929	603	81	6,814	5,915		75	3,104
Securities lending indemnifications	0	0	0	0	0	0		0	0
Derivatives [2]	23,528	10,061	3,149	1,451	38,189	38,189		755	–	[3]
Other guarantees	3,901	517	445	516	5,379	5,374		51	3,492
Total guarantees	34,538	13,250	4,482	2,499	54,769	53,656		905	8,323
2014 (CHF million)
Credit guarantees and similar instruments	2,488	733	257	593	4,071	3,832		30	1,654
Performance guarantees and similar instruments	4,798	1,219	1,178	97	7,292	6,425		40	3,155
Securities lending indemnifications	12,257	0	0	0	12,257	12,257		0	12,257
Derivatives [2]	24,599	6,157	981	1,815	33,552	33,552		954	–	[3]
Other guarantees	3,477	776	230	394	4,877	4,870		43	2,773
Total guarantees	47,619	8,885	2,646	2,899	62,049	60,936		1,067	19,839
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Lease commitments
Lease commitments
Lease commitments (CHF million)
2016	563
2017	546
2018	517
2019	483
2020	458
Thereafter	3,460
Future operating lease commitments	6,027
Less minimum non-cancellable sublease rentals	200
Total net future minimum lease commitments	5,827

Rental expenses for operating leases
Rental expense for operating leases
in	2015	2014	2013
Rental expense for operating leases (CHF million)
Minimum rental expense	558	572	642
Sublease rental income	(92)	(81)	(85)
Total net expenses for operating leases	466	491	557

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received
2015 (CHF million)
Irrevocable commitments under documentary credits	4,020	4	3	0	4,027		3,932		2,468
Irrevocable loan commitments	33,776	45,286	44,755	13,586	137,403	[2]	133,583		63,275
Forward reverse repurchase agreements	48	0	0	0	48		48		48
Other commitments	404	124	29	168	725		726		6
Total other commitments	38,248	45,414	44,787	13,754	142,203		138,289		65,797
2014 (CHF million)
Irrevocable commitments under documentary credits	4,717	11	1	0	4,729		4,570		2,769
Irrevocable loan commitments	29,938	32,751	46,440	10,965	120,094	[2]	115,306		56,958
Forward reverse repurchase agreements	8,292	0	0	0	8,292		8,292		8,292
Other commitments	690	768	43	223	1,724		1,724		0
Total other commitments	43,637	33,530	46,484	11,188	134,839		129,892		68,019
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 95,025 million and CHF 97,608 million of unused credit limits as of December 31, 2015 and 2014, respectively, which were revocable at the Bank's sole discretion upon notice to the client.